Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of due to the officers amounts
	December 31,	December 31,
	2021	2020
Rick Havenstrite, President	$37,697	$26,620
Marianne Havenstrite, Treasurer and Principal Financial Officer	18,462	11,077
Total	$56,159	$37,697